Related Party Transactions	9 Months Ended
Sep. 30, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 7 - RELATED PARTY TRANSACTIONS

The Company had transactions with the following related parties:

Nature of Relationship	Name of Related Party
Mr. Szuhao Huang	Director, Chief Executive Officer (“CEO”)
Gasar Biotechnology Co., Ltd	A company controlled by Mr. Szuhao Huang

(1) Sales to related parties

For the nine months ended September 30, 2023, the Company sold newly developed products processed with cordyceps of $120,246 to Gasar Biotechnology Co., Ltd.

Accounts receivable from related parties was zero as of September 30, 2023 and December 31, 2022.

(2) Due from related parties

The Company advanced fund to Mr. Szuhao Huang, our CEO, to work on the Company’s projects for the nine months ended September 30, 2023. When the projects were completed, Mr. Huang reported expenses to the Company, which recorded such expenses in the periods incurred.

Balances due from Mr. Szuhao Huang were $21,869 and zero as of September 30, 2023 and December 31, 2022 respectively.

(3) Due to related parties

The Company advanced fund to Mr. Szuhao Huang, our CEO, to work on the Company’s projects. When the projects were completed, Mr. Huang reported expenses to the Company, which recorded such expenses in the periods incurred. In 2022, due to lack of cash resources, Mr. Szuhao Huang made fund to Cordyceps Sunshine Taiwan Branch to finance its operation. These funds are non-interest bearing, non-secured, due on demand, and without a written agreement.

Balances due to Mr. Szuhao Huang were zero and $1,386,504 as of September 30, 2023 and December 31, 2022 respectively.